Consolidated Balance Sheets (Parenthetical) (USD $)	Dec. 31, 2014	Dec. 31, 2013
Notes payable, current portion, discount	$ 0	$ 4,592
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, Shares authorized	50,000,000	50,000,000
Preferred Stock, Shares Issued	0	0
Preferred Stock, Shares outstanding	0	0
Common stock, par value	$ 0.001	$ 0.001
Common Stock, Shares Authorized	400,000,000	400,000,000
Common Stock, Shares Issued	63,885,930	33,229,093
Common Stock, Shares Outstanding	63,885,930	33,229,093
Preferred Series A [Member]
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, Shares authorized	0	40,118,013
Preferred Stock, Shares Issued	0	40,118,013
Preferred Stock, Shares outstanding	0	40,118,013
Preferred Series B [Member]
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, Shares authorized	0	55,555,555
Preferred Stock, Shares Issued	0	20,237,459
Preferred Stock, Shares outstanding	0	20,237,459